Post-Employment and Other Long-Term Employees Benefits - Rollforward Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 49	$ 142
Other comprehensive income (loss), defined benefit plan, gain (loss) arising during period, before tax	25	(80)
Amortization, actuarial (gains)/losses	(6)	(3)
Foreign currency translation, actuarial (gains)/losses before tax	1	(10)
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	69	49
Accumulated other comprehensive loss, prior service cost, beginning balance	1	2
Other comprehensive (income) loss, defined benefit plan, prior service cost (credit), before tax	(1)	0
Other comprehensive (income) loss, defined benefit plan, prior service cost (credit), reclassification adjustment from AOCI, before tax	(1)	(1)
Foreign currency translation adjustment	0	0
Accumulated other comprehensive loss, prior service cost, beginning balance	(1)	1
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	50	144
Net amount generated/arising in current year, total	24	(80)
Amortization, total	(7)	(4)
Other comprehensive income of defined benefit plan foreign currency translation before tax	1	(10)
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	$ 68	$ 50